Interim Financial Information (Unaudited) - Interim Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,831	$ 1,913	$ 1,945	$ 1,806	$ 1,657	$ 1,896	$ 1,933	$ 1,684	$ 7,495	$ 7,170	$ 7,183
Gross profit	451	500	521	484	342	493	531	421	1,956	1,787	1,802
(Loss) income from continuing operations	(70)	26	(51)	42	(435)	61	18	(38)	(53)	(394)	(1,027)
Net (loss) income	$ (87)	$ 15	$ (75)	$ 33	$ (573)	$ 36	$ 8	$ (46)	$ (114)	$ (575)	$ (1,043)
Basic:
(Loss) income from continuing operations	$ (0.20)	$ 0.07	$ (0.15)	$ 0.12	$ (1.25)	$ 0.17	$ 0.05	$ (0.11)	$ (0.16)	$ (1.14)	$ (2.95)
Net (loss) income	$ (0.25)	$ 0.04	$ (0.22)	$ 0.09	$ (1.65)	$ 0.10	$ 0.02	$ (0.13)	$ (0.33)	$ (1.66)	$ (3.00)
Diluted:
(Loss) income from continuing operations	$ (0.20)	$ 0.07	$ (0.15)	$ 0.12	$ (1.25)	$ 0.17	$ 0.05	$ (0.11)	$ (0.16)	$ (1.14)	$ (2.95)
Net (loss) income	$ (0.25)	$ 0.04	$ (0.22)	$ 0.09	$ (1.65)	$ 0.10	$ 0.02	$ (0.13)	$ (0.33)	$ (1.66)	$ (3.00)